Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets

9. INTANGIBLE ASSETS

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2011	2012
Intangible assets subject to amortization:
Customer base	$12,156	$14,360
Contract backlog	1,942	2,462
Non-compete agreements	738	1,158
Software copyright	925	2,552
Trademark	4	4

	15,765	20,536

Less: Accumulated amortization
Customer base	(8,688)	(10,864)
Contract backlog	(1,827)	(2,319)
Non-compete agreements	(205)	(398)
Software copyright	(356)	(1,008)
Trademark	(1)	(2)

	(11,077)	(14,591)

Intangible assets, net	$4,688	$5,945

Amortization expenses were $1,965, $3,432 and $3,448 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects to record amortization expenses of $2,820, $1,511, $936, $457 and $191 for each of the year 2013, 2014, 2015, 2016 and 2017, respectively.

In January 2010, the Group incorporated a subsidiary, Guodian, with a third party who, in return for its 40% of the equity, contributed the copyright of certain software. The software copyright was initially recorded at $586, which was determined based on the estimated future benefit to be generated from the use of this software copyright. The software copyright was amortized into the statement of operations based on the estimated benefit of the copyright to be generated by the Group over the 5 years of estimated useful life.

The Group did not incur costs to renew or extend the term of acquired intangible assets during any of the periods presented.